INTANGIBLE ASSETS, NET - Schedule of Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 1,299,684	$ 178,056	¥ 1,266,329
Less: accumulated amortization	(604,804)	(82,858)	(431,851)
Intangible assets, net	694,880	95,198	834,478
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	621,159	85,098	621,159
Less: accumulated amortization	(326,665)	(44,753)	(228,561)
Patents and technologies
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	60,900	8,343	60,900
Less: accumulated amortization	(38,063)	(5,215)	(27,913)
Trademarks and domain names
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	498,001	68,226	497,968
Less: accumulated amortization	(169,975)	(23,286)	(120,281)
Software and copyrights
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	115,095	15,768	82,168
Less: accumulated amortization	(66,333)	(9,088)	(51,459)
Others
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	4,529	621	4,134
Less: accumulated amortization	¥ (3,768)	$ (516)	¥ (3,637)